T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 2.4%
Auto Backed 0.7%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  4,965 5,025
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class A
2.97%, 3/20/24 (1) 13,111 13,700
Exeter Automobile Receivables Trust
Series 2020-1A, Class B
2.26%, 4/15/24 (1) 5,980 6,043
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  8,070 8,153
Santander Retail Auto Lease Trust
Series 2019-A, Class C
3.30%, 5/22/23 (1) 16,470 16,899
Santander Retail Auto Lease Trust
Series 2019-C, Class C
2.39%, 11/20/23 (1) 9,515 9,749
59,569
Collaterized Debt Obligation 1.4%
Ares LVIII
Series 2020-58A, Class A, CLO, FRN
3M USD LIBOR + 1.22%, 1.456%, 1/15/33 (1) 4,080 4,078
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.024%, 1/20/28 (1) 12,106 12,106
BlueMountain
Series 2012-2A, Class AR2, CLO, FRN
3M USD LIBOR + 1.05%, 1.232%, 11/20/28 (1) 5,743 5,744
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 1.023%, 1/16/28 (1) 9,727 9,695
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.373%, 1/16/28 (1) 3,420 3,402
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 1.023%, 1/18/28 (1) 27,603 27,603
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.455%, 1/25/32 (1) 8,400 8,398
Octagon Investment Partners XXIII
Series 2015-1A, Class A2R, CLO, FRN
3M USD LIBOR + 1.00%, 1.241%, 7/15/27 (1) 8,490 8,461

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octagon Investment Partners XXIII
Series 2015-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.20%, 1.441%, 7/15/27 (1) 6,810 6,735
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 1.393%, 10/17/29 (1) 6,340 6,337
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.561%, 10/15/32 (1) 9,245 9,244
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.487%, 1/15/34 (1) 6,025 6,047
107,850
Other Asset-Backed Securities 0.1%
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 3,093 3,247
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 341 341
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 2,021 2,084
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 243 244
Sierra Timeshare Receivables Funding
Series 2016-2A, Class A
2.33%, 7/20/33 (1) 678 678
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 3,955 4,038
10,632
Student Loan 0.2%
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 12,163 12,517
12,517
Total Asset-Backed Securities (Cost $188,652) 190,568
CORPORATE BONDS 4.8%
Airlines 0.0%
SMBC Aviation Capital Finance, 3.00%, 7/15/22 (1) 4,155 4,251
4,251

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Automotive 0.8%
Ford Motor Credit, 3.336%, 3/18/21  8,410 8,410
Ford Motor Credit, 3.47%, 4/5/21  5,545 5,552
Hyundai Capital America, 1.15%, 11/10/22 (1) 6,500 6,547
Hyundai Capital America, 1.25%, 9/18/23 (1) 12,140 12,270
Hyundai Capital America, 2.45%, 6/15/21 (1) 14,410 14,484
Nissan Motor, 3.043%, 9/15/23 (1) 7,705 8,100
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1) 12,040 12,101
67,464
Building Products 0.3%
Vulcan Materials, FRN, 3M USD LIBOR + 0.65%, 0.875%, 3/1/21  21,985 21,985
21,985
Consumer Products 0.1%
Hasbro, 3.15%, 5/15/21  9,690 9,710
9,710
Diversified Chemicals 0.1%
Syngenta Finance, 3.933%, 4/23/21 (1) 6,000 6,020
6,020
Energy 0.5%
Abu Dhabi National Energy, 3.875%, 5/6/24  8,200 8,943
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 1,320 1,342
Perusahaan Listrik Negara, 5.50%, 11/22/21  18,900 19,563
Plains All American Pipeline, 3.85%, 10/15/23  8,952 9,531
39,379
Finance Companies 0.3%
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 4,990 5,268
Park Aerospace Holdings, 5.25%, 8/15/22 (1) 19,105 19,989
25,257
Financial 0.6%
AerCap Ireland Capital, 3.50%, 5/26/22  5,750 5,923
AerCap Ireland Capital, 4.45%, 12/16/21  9,380 9,615
Air Lease, 2.50%, 3/1/21  11,965 11,967
Air Lease, 3.50%, 1/15/22  9,867 10,121
Ally Financial, 1.45%, 10/2/23  6,710 6,819
44,445
Information Technology 0.2%
Equifax, 2.30%, 6/1/21  3,990 4,002
Microchip Technology, 3.922%, 6/1/21  11,075 11,173
15,175
Metals & Mining 0.2%
POSCO, 2.375%, 1/17/23  7,025 7,234
POSCO, 4.00%, 8/1/23  10,895 11,726
18,960

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Oil Field Services 0.3%
Energy Transfer Operating, 4.25%, 3/15/23  24,956 26,391
26,391
Petroleum 0.7%
Bharat Petroleum, 4.375%, 1/24/22 (2) 13,495 13,820
Ecopetrol, 5.875%, 9/18/23  19,000 21,095
Pertamina Persero, 4.875%, 5/3/22  18,000 18,792
53,707
Real Estate Investment Trust Securities 0.1%
Vanke Real Estate Hong Kong, 4.15%, 4/18/23  5,005 5,306
5,306
Transportation 0.2%
HPHT Finance, 2.75%, 9/11/22  3,545 3,623
HPHT Finance, 2.875%, 11/5/24  12,000 12,582
16,205
Transportation (Excluding Railroads) 0.0%
China Merchants Finance, 5.00%, 5/4/22  920 961
961
Utilities 0.4%
China Huaneng Group Hong Kong Treasury Management Holding,
1.60%, 1/20/26 (2) 12,015 12,004
Consorcio Transmantaro, 4.375%, 5/7/23  11,300 12,028
Saudi Electricity Global Sukuk, 4.222%, 1/27/24  4,100 4,452
28,484
Total Corporate Bonds (Cost $377,485) 383,700
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
Foreign Government & Municipalities (Excluding
Canadian) 0.0%
Saudi Arabian Oil, 1.25%, 11/24/23 (1)(2) 1,150 1,159
Total Foreign Government Obligations & Municipalities (Cost
$1,148) 1,159
MUNICIPAL SECURITIES 0.8%
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  785 790
Denver City & County Airport System, Series C, 1.115%, 11/15/24  1,225 1,237
2,027
Georgia 0.1%
Atlanta Water & Wastewater, 0.191%, 11/1/21  670 670
Atlanta Water & Wastewater, 0.271%, 11/1/22  670 669

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Water & Wastewater, 0.407%, 11/1/23  670 668
Atlanta Water & Wastewater, 0.616%, 11/1/24  670 667
2,674
Hawaii 0.1%
Hawaii, Series GB, GO, 0.571%, 10/1/23  8,660 8,716
8,716
Illinois 0.3%
Illinois, Series A, GO, 2.84%, 10/1/23  20,095 20,421
20,421
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 0.747%, 6/1/21  3,425 3,426
Michigan Fin. Auth., Series A-1, 0.897%, 6/1/22  1,350 1,352
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  1,450 1,454
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  3,425 3,444
9,676
New York 0.0%
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series B, 1.36%, 12/1/21  840 843
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series B, 1.61%, 12/1/22  715 722
1,565
Oklahoma 0.0%
Oklahoma Turnpike Auth., Series B, 0.491%, 1/1/22  1,340 1,342
1,342
Texas 0.1%
Central Texas Turnpike System, Series B, VRDN, 1.98%, 8/15/42
(Tender 8/15/22)  6,275 6,356
Dallas Area Rapid Transit, 0.247%, 6/1/21  420 420
Dallas Area Rapid Transit, 0.297%, 12/1/21  905 906
Dallas Area Rapid Transit, 0.397%, 12/1/22  670 671
Dallas Area Rapid Transit, 0.541%, 12/1/23  485 487
Dallas Area Rapid Transit, 0.761%, 12/1/24  380 381
9,221
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Series A, 0.797%, 6/1/21  2,345 2,346
Tobacco Settlement Fin. Auth., Series A, 1.497%, 6/1/24  2,680 2,714
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
0.947%, 6/1/22  1,330 1,334
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  2,000 2,015
8,409
Total Municipal Securities (Cost $63,480) 64,051

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 5.9%
Commercial Mortgage-Backed Securities 0.6%
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.043%, 12/15/36 (1) 8,480 8,480
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class B, ARM
1M USD LIBOR + 1.50%, 1.613%, 12/15/36 (1) 12,725 12,549
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class C, ARM
1M USD LIBOR + 1.65%, 1.763%, 12/15/36 (1) 3,860 3,705
BX Commercial Mortgage Trust
Series 2019-IMC, Class C, ARM
1M USD LIBOR + 1.60%, 1.712%, 4/15/34 (1) 11,895 11,746
InTown Hotel Portfolio Trust
Series 2018-STAY, Class A, ARM
1M USD LIBOR + 0.95%, 1.063%, 1/15/33 (1) 3,310 3,314
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B, ARM
1M USD LIBOR + 1.30%, 1.413%, 1/15/33 (1) 1,855 1,853
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.59%, 1.702%, 4/15/32 (1) 5,220 5,064
46,711
Home Equity Loans Backed 0.1%
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A1, CMO, ARM
2.72%, 7/25/49 (1) 6,236 6,357
6,357
Whole Loans Backed 5.2%
Angel Oak Mortgage Trust I
Series 2019-2, Class A1, CMO, ARM
3.628%, 3/25/49 (1) 5,169 5,288
Bayview Mortgage Fund IVc Trust
Series 2017-RT3, Class A, CMO, ARM
3.50%, 1/28/58 (1) 11,517 11,650
Bayview Opportunity Master Fund IVb Trust
Series 2017-SPL4, Class A, CMO, ARM
3.50%, 1/28/55 (1) 3,343 3,432
COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (1) 3,303 3,307
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 1.468%, 9/25/29  14,800 14,833

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 11/25/29  15,669 15,473
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.318%, 1/25/30  10,115 9,851
Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 2.768%, 2/25/30  8,159 8,184
Connecticut Avenue Securities
Series 2018-C01, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 7/25/30  10,983 10,863
Connecticut Avenue Securities
Series 2018-C02, Class 2EB2, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 8/25/30  5,280 5,179
Connecticut Avenue Securities
Series 2018-C02, Class 2ED2, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 8/25/30  12,498 12,323
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 10/25/30  18,163 17,963
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 0.968%, 10/25/30  13,417 13,290
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1) 3,437 3,450
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, CMO, ARM
2.739%, 11/25/59 (1) 3,833 3,913
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.601%, 12/25/46 (1) 2,151 2,177
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 3,504 3,612
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 5,481 5,649
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1) 1,437 1,447
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 6,188 6,229
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
1.964%, 7/25/44 (1) 273 276

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (1) 7,559 7,645
Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1) 5,983 6,089
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 3,045 3,158
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A4, CMO, ARM
3.50%, 6/25/50 (1) 10,513 10,622
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 4,246 4,413
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 11,837 12,494
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1) 667 673
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1) 4,334 4,402
New Residential Mortgage Loan Trust
Series 2019-NQM2, Class A1, CMO, ARM
3.60%, 4/25/49 (1) 4,665 4,709
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A3, CMO, ARM
3.065%, 11/25/59 (1) 5,265 5,324
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, CMO, ARM
2.464%, 1/26/60 (1) 6,760 6,893
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 10,036 10,294
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 10/25/59 (1) 5,133 5,158
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 10/25/59 (1) 4,662 4,745
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 5,053 5,193
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 2/25/60 (1) 2,736 2,760

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 3,988 4,064
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 2/25/48 (1) 3,596 3,676
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 3,499 3,574
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 3,726 3,832
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 5,292 5,360
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (1) 3,551 3,577
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 7,197 7,336
Starwood Mortgage Residential Trust
Series 2020-1, Class A3, CMO, ARM
2.562%, 2/25/50 (1) 4,722 4,792
Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 1.20%, 1.318%, 10/25/29  2,430 2,438
Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 3/25/30  1,212 1,214
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M1, CMO, ARM
1M USD LIBOR + 0.80%, 0.918%, 12/25/30 (1) 3,039 3,040
Structured Agency Credit Risk Debt Notes
Series 2018-DNA2, Class M2AS, CMO, ARM
1M USD LIBOR + 0.95%, 1.068%, 12/25/30 (1) 12,137 12,129
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 9/25/48 (1) 27 27
Structured Agency Credit Risk Debt Notes
Series 2018-DNA3, Class M2AS, CMO, ARM
1M USD LIBOR + 0.90%, 1.018%, 9/25/48 (1) 8,860 8,913
Structured Agency Credit Risk Debt Notes
Series 2018-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.868%, 10/25/48 (1) 1,374 1,374
Structured Agency Credit Risk Debt Notes
Series 2020-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 0.818%, 1/25/50 (1) 977 978

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M1, CMO, ARM
1M USD LIBOR + 0.75%, 0.859%, 1/25/50 (1) 474 474
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 1.10%, 1.218%, 3/25/50 (1) 6,511 6,515
Structured Agency Credit Risk Debt Notes
Series 2020-HQA5, Class M1, CMO, ARM
SOFR30A + 1.10%, 1.145%, 11/25/50 (1) 6,966 6,973
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1) 589 589
Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (1) 1,085 1,089
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1) 759 764
Towd Point Mortgage Trust
Series 2016-1, Class A3B, CMO, ARM
3.00%, 2/25/55 (1) 1,589 1,619
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1) 1,900 1,926
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1) 2,173 2,191
Towd Point Mortgage Trust
Series 2016-4, Class A1, CMO, ARM
2.25%, 7/25/56 (1) 1,798 1,822
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 3,092 3,148
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 2,717 2,760
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 11,227 11,595
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 16,852 17,355
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 3,412 3,520
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1) 5,013 5,194

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-1, Class A1, CMO, ARM
3.836%, 2/25/59 (1) 6,817 6,859
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (1) 3,079 3,119
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 8,106 8,292
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 7,983 8,117
413,206
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$464,071) 466,274
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.1%
U.S. Government Agency Obligations 0.0% (3)
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.504%, 7/1/38  16 16
12M USD LIBOR + 1.961%, 3.961%, 2/1/33  — —
12M USD LIBOR + 2.03%, 2.448%, 11/1/36  18 18
1Y CMT + 2.219%, 2.344%, 10/1/33  — —
Federal Home Loan Mortgage, ARM,12M USD LIBOR + 1.987%,
2.362%, 2/1/34  1 2
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.715%, 12/1/35  5 5
12M USD LIBOR + 1.59%, 2.043%, 12/1/35  13 14
12M USD LIBOR + 1.677%, 2.052%, 2/1/33  1 1
12M USD LIBOR + 1.677%, 2.732%, 7/1/34  1 1
12M USD LIBOR + 1.715%, 2.09%, 12/1/32  18 18
12M USD LIBOR + 1.715%, 2.215%, 10/1/32  7 7
12M USD LIBOR + 1.726%, 2.226%, 9/1/32  1 1
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  2 2
12M USD LIBOR + 1.78%, 2.155%, 1/1/34  5 5
12M USD LIBOR + 1.83%, 3.335%, 8/1/38  9 8
12M USD LIBOR + 1.853%, 2.691%, 8/1/38  8 9
12M USD LIBOR + 1.892%, 2.307%, 12/1/35  4 4
1Y CMT + 2.00%, 2.125%, 1/1/35  — —
1Y CMT + 2.125%, 2.50%, 7/1/33  — —
COF11 + 1.25%, 2.293%, 7/1/27  — —
Federal National Mortgage Assn., CMO,STEP, 5.61%, 1/25/32  1 1
Federal National Mortgage Assn., UMBS, 7.00%, 10/1/23  1 1
113

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Government Obligations 0.1%
Government National Mortgage Assn.
8.50%, 4/15/22 - 6/20/27  40 42
9.00%, 11/15/21 - 12/15/22  — —
9.50%, 8/15/21 - 12/15/21  2 2
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  7,282 7,726
7,770
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $7,497) 7,883
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 79.1%
U.S. Treasury Obligations 79.1%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/22  494,211 513,825
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/23  215,609 225,716
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  446,552 482,555
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25 (4) 1,050,664 1,136,688
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  684,096 746,520
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  72,344 78,866
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  573,877 622,836
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/23  139,651 149,252
U.S. Treasury Inflation-Indexed Notes, 0.50%, 4/15/24 (2) 620,027 670,211
U.S. Treasury Inflation-Indexed Notes, 0.625%, 4/15/23  414,972 440,843
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/24  654,345 708,124
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  465,026 518,722
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,014,703) 6,294,158
SHORT-TERM INVESTMENTS 6.8%
Commercial Paper 1.1%
4(2) 1.1%(5)
BAT International Finance, 0.28%, 3/12/21  15,290 15,288
BAT International Finance, 0.35%, 4/22/21  22,270 22,263
Ovintiv, 0.95%, 3/26/21  23,440 23,433
Plains Midstream, 0.53%, 3/5/21  29,298 29,295
90,279

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Money Market Funds 5.7%
T. Rowe Price Government Reserve Fund, 0.05% (6)(7) 451,791 451,791
451,791
Total Short-Term Investments (Cost $542,059) 542,070
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 0.10% (6)(7) 475 4,751
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,751
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 0.10% (6)(7) 57 565
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank 565
Total Securities Lending Collateral (Cost $5,316) 5,316
Total Investments in Securities 100.0%
(Cost $7,664,411) $ 7,955,179
Other Assets Less Liabilities 0.0% (3,707)
Net Assets 100.0% $ 7,951,472
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $623,584 and represents 7.8% of net assets.
(2) All or a portion of this security is on loan at February 28, 2021.
(3) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(4) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
(5) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $90,279 and represents 1.1% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
COF11 The 11th district monthly weighted average cost of funds index
CPI Consumer Price Index
FRN Floating Rate Note
GO General Obligation
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Zero-Coupon Inflation Swaps 0.2%
Bank of America, 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.44% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 8/23/21 151,875 1,350 — 1,350
Bank of America, 2 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.53% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 8/15/21 108,014 712 — 712
Bank of America, 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.60% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 2/21/23 148,955 1,949 — 1,949
Bank of America, 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 2.21% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 8/3/21 149,125 (1,853) — (1,853)
Barclays Bank, 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.49% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 8/29/22 20,000 329 — 329
Citibank, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.38% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 10/7/21 147,826 1,473 — 1,473
Citibank, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.41% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 10/9/21 295,724 2,788 — 2,788
Citibank, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.44% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 8/26/21 73,125 652 — 652
Citibank, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.48% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 8/16/21 71,986 547 — 547
Citibank, 2 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.71% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 12/16/21 134,000 526 — 526

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.42% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 10/7/22 147,805 2,717 — 2,717
Citibank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.43% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 10/8/22 73,903 1,336 — 1,336
Citibank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.44% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 10/8/22 73,902 1,334 — 1,334
Citibank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.49% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 2/26/23 84,383 1,401 — 1,401
Citibank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.56% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 2/20/23 117,403 1,564 — 1,564
Citibank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.59% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 2/18/23 66,385 852 — 852
Citibank, 3 Year Zero-Coupon Inflation
Swap, Pay Fixed 1.60% at Maturity,
Receive Variable (Change in CPI) at
Maturity, 2/18/23 90,615 1,153 — 1,153
Goldman Sachs, 3 Year Zero-Coupon
Inflation Swap, Pay Fixed 1.61% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 2/21/23 122,539 1,585 — 1,585
UBS Investment Bank, 5 Year Zero-
Coupon Inflation Swap, Pay Fixed 2.29% at
Maturity, Receive Variable (Change in CPI)
at Maturity, 6/5/23 201,300 (2,681) — (2,681)
Total Bilateral Zero-Coupon Inflation Swaps — 17,734
Total Bilateral Swaps — 17,734

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Zero-Coupon Inflation Swaps 0.0%
3 Year Zero-Coupon Inflation Swap, Pay
Fixed 1.56% at Maturity, Receive Variable
(Change in CPI) at Maturity, 2/25/23 91,720 1,293 — 1,293
Total Centrally Cleared Zero-Coupon Inflation Swaps 1,293
Total Centrally Cleared Swaps 1,293
Net payments (receipts) of variation margin to date (1,233)
Variation margin receivable (payable) on centrally cleared swaps $ 60

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 59 U.S. Treasury Long Bond contracts 6/21 (9,394) $ 94
Long, 4,440 U.S. Treasury Notes five year contracts 6/21 550,421 (4,516)
Short, 3,601 U.S. Treasury Notes ten year contracts 6/21 (477,920) 4,070
Long, 2,925 U.S. Treasury Notes two year contracts 6/21 645,739 (221)
Short, 1,391 Ultra U.S. Treasury Notes ten year
contracts 6/21 (204,955) 2,074
Net payments (receipts) of variation margin to date (3,530)
Variation margin receivable (payable) on open futures contracts $ (2,029)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 226
T. Rowe Price Short-Term Fund, 0.10% — — —++
Totals $ —# $ — $ 226+
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 60,448  ¤  ¤ $ 451,791
T. Rowe Price Short-Term Fund,
0.10% 113,409  ¤  ¤ 5,316
Total $ 457,107^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $226 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $457,107.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 7,407,793 $ — $ 7,407,793
Short-Term Investments 451,791 90,279 — 542,070
Securities Lending Collateral 5,316 — — 5,316
Total Securities 457,107 7,498,072 — 7,955,179
Swaps* — 23,561 — 23,561
Futures Contracts* 6,238 — — 6,238
Total $ 463,345 $ 7,521,633 $ — $ 7,984,978
Liabilities
Swaps* $ — $ 4,534 $ — $ 4,534
Futures Contracts* 4,737 — — 4,737
Total $ 4,737 $ 4,534 $ — $ 9,271

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

F161-054Q3 02/21
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.